SEI DAILY INCOME TRUST

Government II Fund
Treasury II Fund
(each, a "Fund," and together, the "Funds")

Supplement dated May 5, 2023
to the Class F Shares Prospectus (the "Prospectus") dated May 31, 2022, as amended on
November 4, 2022 and January 17, 2023

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds' disclosure.

In the section titled "Service of Fund Shares," the paragraph is hereby deleted and replaced with the following:

The Government II and Treasury II Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F shares. The Service Plan provides that shareholder service fees on Class F shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F shares.

Other than as set forth herein, there are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1448 (5/23)

SEI DAILY INCOME TRUST

Government Fund
(the "Fund")

Supplement dated May 5, 2023
to the Sweep Class Shares Prospectus (the "Prospectus") dated December 27, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund's disclosure.

In the section titled "Service of Fund Shares," the paragraph is hereby deleted and replaced with the following:

The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Sweep Class shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Sweep Class shares. The Service Plan provides that shareholder service fees on Sweep Class shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Sweep Class shares.

Other than as set forth herein, there are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1450 (5/23)

SEI DAILY INCOME TRUST

Government Fund
(the "Fund")

Supplement dated May 5, 2023
to the Class CAA Shares Prospectus (the "Prospectus") dated May 31, 2022, as amended on
January 17, 2023

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund's disclosure.

In the section titled "Service of Fund Shares," the paragraph is hereby deleted and replaced with the following:

The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class CAA shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class CAA shares. The Service Plan provides that shareholder service fees on Class CAA shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class CAA shares.

Other than as set forth herein, there are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1449 (5/23)